Exceptional items	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Exceptional items

3. Exceptional items

Exceptional items are those which, in management’s judgement, need to be disclosed separately by virtue of their size or nature in order for the user to obtain a proper understanding of the financial information. See page 49 for the definition of exceptional items and the criteria used to determine whether an exceptional item is accounted for as operating or non-operating.

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million

Items included in operating profit
GMP equalisation	(21)	—

	(21)
Non-operating items (sale of businesses)
Portfolio of 19 brands	154	—
United National Breweries	(8)	—

	146	—

Exceptional items before taxation	125	—
Items included in taxation
Tax on exceptional operating items	4	—
Tax on exceptional non-operating items	(34)	—
Exceptional taxation	—	360

	(30)	360

Total exceptional items	95	360

Attributable to:
Equity shareholders of the parent company	95	360
Non-controlling interests	—	—

Total exceptional items	95	360

Exceptional items included in operating profit are charged to other operating expenses.